UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 800 Scudders Mill Road,
            Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 03/31/2008

Item 1 – Schedule of Investments

BlackRock Florida Municipal 2020 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
	(000)	Municipal Bonds	Value
Arizona - 1.3%	$1,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
		5.25%, 12/01/20	$983,050
Florida -	4,540	Crossings at Fleming Island Community Development District, Florida,
152.2%		Utility Revenue Bonds, 6.75%, 10/01/09 (a)	4,888,536
	1,095	Deltona, Florida, Utility System Revenue Bonds, 5%, 10/01/23 (b)	1,109,169
	4,000	Escambia County, Florida, Environmental Improvement Revenue Refunding
		Bonds (International Paper Company Projects), AMT, Series A, 5.75%,
		11/01/27	3,560,680
	566	Escambia County, Florida, Health Facilities Authority, Health Facility
		Revenue Bonds (Florida Health Care Facility Loan), 5.95%, 7/01/20 (c)	595,938
	2,495	Florida Housing Finance Corporation, Homeowner Mortgage Revenue Bonds,
		AMT, Series 2, 4.70%, 7/01/22 (d)(e)	2,348,768
	4,000	Florida Municipal Loan Council Revenue Bonds, CABS, Series A, 5.03%,
		4/01/20 (b)(l)	2,232,320
	6,150	Florida State Board of Education, GO (Public Education Capital Outlay),
		Series J, 5%, 6/01/24 (c)	6,257,256
	2,500	Halifax Hospital Medical Center, Florida, Hospital Revenue Refunding and
		Improvement Bonds, Series A, 5.25%, 6/01/26	2,368,100
	1,500	Highlands County, Florida, Health Facilities Authority, Hospital Revenue
		Bonds (Adventist Health System), Series C, 5.25%, 11/15/36	1,415,250
	1,500	Hillsborough County, Florida, IDA, Hospital Revenue Bonds (H. Lee Moffitt
		Cancer Center Project), Series A, 5.25%, 7/01/22	1,514,100
	1,955	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
		Company Project), 5.50%, 10/01/23	1,917,073
	1,000	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
		Company Project), Series A, 5.65%, 5/15/18	999,770
	500	Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric
		Company Project), Series B, 5.15%, 9/01/25	496,020
	1,000	Hillsborough County, Florida, School Board, COP, 5%, 7/01/27 (b)	1,001,290
	1,000	Jacksonville, Florida, HFA, Homeowner Mortgage Revenue Refunding Bonds,
		AMT, Series A-1, 5.625%, 10/01/39 (d)(e)	1,012,990
	1,000	Lakeland, Florida, Water and Wastewater Revenue Refunding Bonds, 5%,
		10/01/27	1,003,190
	1,500	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County
		Program), AMT, Series A-2, 6%, 9/01/40 (d)(e)	1,594,965
	1,500	Lee County, Florida, IDA, Health Care Facilities, Revenue Refunding Bonds
		(Shell Point/Alliance Obligor Group), 5%, 11/15/22	1,366,125
Portfolio Abbreviations

To simplify the listings of BlackRock Florida Municipal 2020 Term Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development
CABS	Capital Appreciation Bonds	IDR	Industrial Development Revenue Bonds
COP	Certificates of Participation	PCR	Pollution Control Revenue
HFA	Housing Finance Agency	S/F	Single-Family
GO	General Obligation Bonds	VRDN	Variable Rate Demand

BlackRock Florida Municipal 2020 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
Par
(000)	Municipal Bonds	Value
$3,000	Lee County, Florida, Transportation Facilities Revenue Refunding Bonds,
	Series B, 5%, 10/01/22 (c)	$3,071,850
1,000	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A,
	5.90%, 9/01/40 (d)(e)	1,025,520
1,000	Marco Island, Florida, Utility System Revenue Bonds, 5.25%,
	10/01/21 (b)	1,041,120
2,000	Marco Island, Florida, Utility System Revenue Bonds, 5%, 10/01/22 (b)	2,043,360
1,375	Marco Island, Florida, Utility System Revenue Bonds, 5%, 10/01/23 (b)	1,397,454
1,500	Marion County, Florida, Hospital District, Revenue Refunding Bonds (Munroe
	Regional Health System), 5%, 10/01/22	1,478,715
2,500	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue
	Refunding Bonds (Mount Sinai Medical Center of Florida),
	6.75%, 11/15/21	2,542,350
4,695	Miami-Dade County, Florida, Educational Facilities Authority Revenue Bonds
	(University of Miami), Series A, 5%, 4/01/14 (a)(c)	5,155,720
7,560	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series
	B, 5.622%, 10/01/32 (b)(l)	1,921,374
5,365	Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds,
	Sub-Series A, 5.277%, 10/01/19 (b)(l)	2,974,088
10,000	Miami-Dade County, Florida, Special Obligation Revenue Refunding Bonds,
	Sub-Series A, 5.244%, 10/01/20 (b)(l)	5,241,300
2,735	Northern Palm Beach County Improvement District, Florida, Water Control
	and Improvement Revenue Bonds (Unit of Development Number 43), 6.10%,
	8/01/11 (a)	3,027,864
710	Northern Palm Beach County Improvement District, Florida, Water Control
	and Improvement Revenue Bonds (Unit of Development Number 43), 6.10%,
	8/01/21	715,559
1,000	Northern Palm Beach County Improvement District, Florida, Water Control
	and Improvement, Revenue Refunding Bonds (Unit of Development Number
	43), Series B, 4.50%, 8/01/22 (f)	834,980
1,000	Northern Palm Beach County Improvement District, Florida, Water Control
	and Improvement, Revenue Refunding Bonds (Unit of Development Number
	43), Series B, 5%, 8/01/31 (f)	813,820
725	Orange County, Florida, Educational Facilities Authority, Educational
	Facilities Revenue Bonds (Rollins College Project), 5.25%, 12/01/22 (c)	755,646
4,450	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Adventist Health System), 5.625%, 11/15/12 (a)	4,981,686
100	Orange County, Florida, Health Facilities Authority, Hospital Revenue Bonds
	(Orlando Regional Healthcare), VRDN,
	Series A-10, 1.25%, 10/01/41 (g)(h)	100,000
6,500	Palm Beach County, Florida, School Board, COP, Refunding, Series D, 5%,
	8/01/28 (g)	6,491,355
1,770	Palm Coast, Florida, Utility System Revenue Bonds, 5%, 10/01/22 (b)	1,808,374
1,485	Palm Coast, Florida, Utility System Revenue Bonds, 5%, 10/01/23 (b)	1,509,250
1,500	Palm Coast, Florida, Utility System Revenue Bonds, 5%, 10/01/24 (b)	1,517,235
2,760	Polk County, Florida, Utility System Revenue Bonds, 5%, 10/01/23 (i)	2,797,067

BlackRock Florida Municipal 2020 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)
	Par
	(000)	Municipal Bonds	Value
	$4,285	Sterling Hill Community Development District, Florida, Capital Improvement
		Revenue Refunding Bonds, Series A, 6.10%, 5/01/23	$4,332,349
	2,445	Stevens Plantation Improvement Project Dependent Special District,
		Florida, Revenue Bonds, 6.375%, 5/01/13	2,401,797
	1,185	Sumter County, Florida, IDA, IDR (North Sumter Utility Company LLC), AMT,
		6.80%, 10/01/32	1,189,337
	1,975	Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds,
		Series B, 5%, 10/01/22 (g)	2,047,325
	1,180	Tohopekaliga, Florida, Water Authority, Utility System Revenue Bonds,
		Series B, 5%, 10/01/23 (g)	1,209,500
	3,630	Tohopekaliga, Florida, Water Authority, Utility System Revenue Refunding
		Bonds, Series A, 5%, 10/01/21 (g)	3,747,902
	3,810	Tohopekaliga, Florida, Water Authority, Utility System Revenue Refunding
		Bonds, Series A, 5%, 10/01/22 (g)	3,949,522
	2,000	Tohopekaliga, Florida, Water Authority, Utility System Revenue Refunding
		Bonds, Series A, 5%, 10/01/23 (g)	2,050,000
	1,300	Tolomato Community Development District, Florida, Special Assessment
		Bonds, 6.375%, 5/01/17	1,286,259
	2,000	Village Center Community Development District, Florida, Recreational
		Revenue Bonds, Sub-Series A, 6.35%, 1/01/18	2,073,660
	5,000	Village Center Community Development District, Florida, Utility Revenue
		Bonds, 5.25%, 10/01/23 (b)	5,180,800
	1,425	Village Community Development District Number 5, Florida, Special
		Assessment Bonds, Series A, 6%, 5/01/22	1,441,530
	1,000	Watergrass Community Development District, Florida, Special Assessment
		Revenue Bonds, Series B, 5.125%, 11/01/14	904,820
			121,725,078
Puerto Rico -	2,740	Puerto Rico Public Finance Corporation, Commonwealth Appropriation
3.7%		Revenue Bonds, Series E, 5.50%, 2/01/12 (a)	2,957,008
U.S. Virgin	1,500	Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds
Islands - 1.6%		(Hovensa Refinery), AMT, 4.70%, 7/01/22	1,272,030
		Total Municipal Bonds
		(Cost - $126,033,559) - 158.8%	125,954,116

	Shares Short-Term Securities
	465	CMA Florida Municipal Money Fund, 1.57% (j)(k)	465
		Total Short-Term Securities
		(Cost - $465) - 0.0%	465
		Total Investments (Cost - $126,034,024*) - 158.8%	125,954,581
		Other Assets Less Liabilities - 2.9%	2,325,005
		Preferred Shares, at Redemption Value - (61.7%)	(48,935,611)
		Net Assets Applicable to Common Shares - 100.0%	$79,343,975

BlackRock Florida Municipal 2020 Term Trust
Schedule of Investments as of March 31, 2008 (Unaudited)	(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$126,034,024
Gross unrealized appreciation	$2,161,958
Gross unrealized depreciation	(2,241,401)
Net unrealized depreciation	$(79,443)

(a)	Prerefunded.

(b)	MBIA Insured.

(c)	AMBAC Insured.

(d)	FHLMC Collateralized.

(e)	FNMA/GNMA Collateralized.

(f)	ACA Insured.

(g)	FSA Insured.

(h)	Variable rate security. Rate shown is as of the report date.

(i)	FGIC Insured.

(j)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Dividend Income
CMA Florida Municipal Money Fund	3	$ 4

(k)	Represents the current yield as of report date.

(l)	Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.

BlackRock Florida Municipal 2020 Term Trust

•

Effective January 1, 2008, the BlackRock Florida Municipal 2020 Term Trust (the “Trust”) adopted FASB Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 – price quotations in active markets/exchanges for identical securities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of March 31, 2008 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities
Level 1	0
Level 2	$125,954,581
Level 3	0
Total	$125,954,581

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Florida Municipal 2020 Term Trust

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: May 22, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date: May 22, 2008